Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 3	$ 1
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 23	$ 9